INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in investment property [abstract]
Balance at beginning of the year	$ 154	$ 153
Additions, net of disposals	0	3
Non-cash additions	0	10
Fair value adjustments	23	12
Foreign currency translation	15	(24)
Balance at December 31	192	154
Investment property completed [member] | U.K. port operation
Reconciliation of changes in investment property [abstract]
Fair value adjustments	$ 23	$ 12
Investment property completed [member] | Transport | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	6.00%
Investment property completed [member] | Transport | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	14.00%